Average Annual Total Returns		12 Months Ended	60 Months Ended	69 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond 1-10 Year Blend Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.91%	1.03%	1.60%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	0.73%
Separate Account Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	2.43%	3.22%
Performance Inception Date	Apr. 01, 2019